OPERATING SEGMENT INFORMATION	12 Months Ended
Mar. 31, 2011
OPERATING SEGMENT INFORMATION

19. OPERATING SEGMENT INFORMATION

The operating segments presented below are defined as components of the enterprise for which separate financial information is available and regularly reviewed by the Company’s chief operating decision maker. The Company’s chief operating decision maker utilizes various measurements to assess segment performance and allocate resources to the segments.

During the three years ended March 31, 2009, 2010 and 2011, Makita’s operating structure included the following geographical operating segments: Japan Group, Europe Group, North America Group, Asia Group, and Other Group. Segment information is determined by the location of the Company and its relevant subsidiaries, as reported to the Company’s chief operating decision maker.

Major countries or regions in each geographic area:

Europe:	Germany, United Kingdom, Italy, France, Finland
North America:	United States, Canada
Asia:	China, Singapore
Other regions:	Australia, Brazil, United Arab Emirates

Makita evaluates the performance of each operating segment based on U.S. GAAP information. Segment profit and loss is measured in a consistent manner with consolidated operating income, which is earnings before income taxes excluding interest and dividend income, interest expense, foreign currency transaction exchange gains and losses, realized gains and losses on investment securities, and other. Segment assets are based on total assets attributable to the segment.

The accounting policies used by the segments are the same as those used in the preparation of the consolidated financial statements. Inter-segment sales are made at estimated arm’s-length prices and are included as a reconciling item to total consolidated sales in the below tables. Eliminations include intercompany sales between operating segments, net intercompany receivables and intercompany profit in inventory from products sold between segments.

Segment Products and Services

Makita is a manufacturer and wholesaler of electric power tools and other tools. The operating segments derive substantially all of their revenues from the sale of electric power tools and parts and repairs.

Year ended March 31, 2009

	Yen in millions
	Japan	Europe	North America	Asia	Other regions	Total Segment	Corporate and Eliminations	Consolidated
Sales:
External customers	¥63,859	¥137,230	¥42,446	¥9,954	¥40,545	¥294,034	¥-	¥294,034
Inter-segment	56,371	4,154	4,690	86,697	121	152,033	(152,033)	-

Total	120,230	141,384	47,136	96,651	40,666	446,067	(152,033)	294,034

Operating expenses	112,109	121,668	46,291	84,438	35,816	400,322	(156,363)	243,959
Segment income	8,121	19,716	845	12,213	4,850	45,745	4,330	50,075
Other income (expenses)	-	-	-	-	-	-	-	(5,632)
Income before income taxes	-	-	-	-	-	-	-	44,443
Long-lived assets	44,114	11,395	2,231	11,302	3,827	72,869	(173)	72,696
Segment assets	235,252	110,897	33,533	48,311	36,134	464,127	(127,483)	336,644
Capital expenditures	6,682	5,245	359	3,045	1,856	17,187	(141)	17,046
Depreciation and amortization	5,084	1,534	586	1,493	268	8,965	(78)	8,887
Government Grants	¥-	¥-	¥-	¥-	¥122	¥122	¥-	¥122

Year ended March 31, 2010

	Yen in millions
	Japan	Europe	North America	Asia	Other regions	Total Segment	Corporate and Eliminations	Consolidated
Sales:
External customers	¥55,767	¥109,484	¥34,547	¥9,007	¥37,018	¥245,823	¥-	¥245,823
Inter-segment	33,309	2,809	1,847	57,820	98	95,883	(95,883)	-

Total	89,076	112,293	36,394	66,827	37,116	341,706	(95,883)	245,823

Operating expenses	89,719	99,418	36,034	57,947	34,942	318,060	(102,627)	215,433
Segment income	(643)	12,875	360	8,880	2,174	23,646	6,744	30,390
Other income (expenses)	-	-	-	-	-	-	-	3,128
Income before income taxes	-	-	-	-	-	-	-	33,518
Long-lived assets	41,214	14,887	1,983	10,732	4,543	73,359	(159)	73,200
Segment assets	232,226	110,009	30,281	58,148	39,229	469,893	(120,054)	349,839
Capital expenditures	3,800	4,817	198	1,541	543	10,899	(62)	10,837
Depreciation and amortization	4,693	1,351	431	1,497	397	8,369	(61)	8,308
Impairment loss	1,605	-	-	-	-	1,605	-	1,605
Government Grants	¥-	¥-	¥-	¥-	¥339	¥339	¥-	¥339

Year ended March 31, 2011

	Yen in millions
	Japan	Europe	North America	Asia	Other regions	Total Segment	Corporate and Eliminations	Consolidated
Sales:
External customers	¥62,194	¥115,554	¥37,573	¥12,365	¥44,944	¥272,630	¥-	¥272,630
Inter-segment	51,230	3,171	2,979	101,216	116	158,712	(158,712)	-

Total	113,424	118,725	40,552	113,581	45,060	431,342	(158,712)	272,630

Operating expenses	102,905	105,361	38,698	100,575	38,646	386,185	(155,464)	230,721
Segment income	10,519	13,364	1,854	13,006	6,414	45,157	(3,248)	41,909
Other income (expenses)	-	-	-	-	-	-	-	821
Income before income taxes	-	-	-	-	-	-	-	42,730
Long-lived assets	39,400	15,630	1,732	11,210	4,166	72,138	(100)	72,038
Segment assets	236,821	123,140	30,539	72,264	47,145	509,909	(137,402)	372,507
Capital expenditures	2,781	3,718	214	2,878	235	9,826	(84)	9,742
Depreciation and amortization	4,225	1,226	355	1,432	377	7,615	(58)	7,557
Impairment loss	-	262	-	-	-	262	-	262
Government Grants	¥-	¥-	¥-	¥-	¥1,327	¥1,327	¥-	¥1,327

Year ended March 31, 2011

	U.S. Dollars in thousands
	Japan	Europe	North America	Asia	Other regions	Total Segment	Corporate and Eliminations	Consolidated
Sales:
External customers	$749,325	$1,392,217	$452,687	$148,976	$541,494	$3,284,699	$-	$3,284,699
Inter-segment	617,229	38,205	35,892	1,219,470	1,397	1,912,193	(1,912,193)	-

Total	1,366,554	1,430,422	488,579	1,368,446	542,891	5,196,892	(1,912,193)	3,284,699

Operating expenses	1,239,819	1,269,410	466,242	1,211,747	465,614	4,652,832	(1,873,061)	2,779,771
Segment income	126,735	161,012	22,337	156,699	77,277	544,060	(39,132)	504,928
Other income (expenses)	-	-	-	-	-	-	-	9,891
Income before income taxes	-	-	-	-	-	-	-	514,819
Long-lived assets	474,699	188,313	20,867	135,060	50,194	869,133	(1,205)	867,928
Segment assets	2,853,265	1,483,614	367,940	870,651	568,012	6,143,482	(1,655,446)	4,488,036
Capital expenditures	33,506	44,795	2,578	34,675	2,832	118,386	(1,013)	117,373
Depreciation and amortization	50,904	14,771	4,277	17,253	4,542	91,747	(699)	91,048
Impairment loss	-	3,157	-	-	-	3,157	-	3,157
Government Grants	$-	$-	$-	$-	$15,988	$15,988	$-	$15,988

Makita’s current revenues from external customers by geographic area are set forth below.

Consolidated Net Sales by geographic area

	Yen in millions, except for percentage amounts						U.S. Dollars in thousands
	Year ended March 31,
	2009		2010		2011		2011
Japan	¥46,222	15.7%	¥42,697	17.4%	¥46,065	16.9%	$555,000
Europe	137,113	46.6	109,106	44.4	115,977	42.5	1,397,313
U.S.A.	33,250	11.3	26,292	10.7	27,691	10.2	333,627
North America (excluding U.S.A)	9,039	3.1	8,217	3.3	9,420	3.4	113,494
Asia (excluding Japan)	21,995	7.5	18,373	7.5	23,073	8.5	277,988
Other	46,415	15.8	41,138	16.7	50,404	18.5	607,277

Total	¥294,034	100%	¥245,823	100%	¥272,630	100%	$3,284,699

No single external customer accounted for 10% or more of Makita’s net sales for each of the year ended Mar 31, 2009, 2010 and 2011.

Consolidated Net Sales by Product categories

	Yen in millions, except for percentage amounts						U.S. Dollars in thousands
Fiscal year	2009		2010		2011		2011
Power Tools	¥214,703	73.0%	¥173,998	70.8%	¥194,706	71.4%	$2,345,856
Gardening Equipments, Household and Other Products	36,916	12.6	34,145	13.9	38,391	14.1	462,542
Parts, Repairs and Accessories	42,415	14.4	37,680	15.3	39,533	14.5	476,301

Total	¥294,034	100%	¥245,823	100%	¥272,630	100%	$3,284,699